CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (FY) - USD ($) $ in Thousands	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances at beginning of period at Dec. 31, 2013	$ 351,173	$ (110,347)	$ (9,245)	$ 231,581
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	18,021	0	18,021
Cash dividends declared	0	(4,129)	0	(4,129)
Issuance of common stock	97	0	0	97
Share based compensation	1,192	0	0	1,192
Other comprehensive income (loss)	0	0	3,609	3,609
Balances at end of period at Dec. 31, 2014	352,462	(96,455)	(5,636)	250,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	20,017	0	20,017
Cash dividends declared	0	(5,896)	0	(5,896)
Repurchase of common stock	(13,498)	0	0	(13,498)
Issuance of common stock	112	0	0	112
Share based compensation	1,477	0	0	1,477
Share based compensation withholding obligation	(1,091)	0	0	(1,091)
Other comprehensive income (loss)	0	0	(400)	(400)
Balances at end of period at Dec. 31, 2015	339,462	(82,334)	(6,036)	251,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle	62	1,185	0	1,247
Balance at beginning of period, as adjusted at Dec. 31, 2015	339,524	(81,149)	(6,036)	252,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				16,911
Cash dividends declared				(5,149)
Repurchase of common stock				(16,854)
Issuance of common stock				61
Share based compensation				1,200
Share based compensation withholding obligation				(627)
Other comprehensive income (loss)				3,021
Balances at end of period at Sep. 30, 2016			(3,015)	250,902
Balances at beginning of period at Dec. 31, 2015	339,462	(82,334)	(6,036)	251,092
Balance at beginning of period, as adjusted at Dec. 31, 2015	339,524	(81,149)	(6,036)	252,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	22,766	0	22,766
Cash dividends declared	0	(7,274)	0	(7,274)
Repurchase of common stock	(16,854)	0	0	(16,854)
Issuance of common stock	82	0	0	82
Share based compensation	1,620	0	0	1,620
Share based compensation withholding obligation	(627)	0	0	(627)
Other comprehensive income (loss)	0	0	(3,072)	(3,072)
Balances at end of period at Dec. 31, 2016	323,745	(65,657)	(9,108)	248,980
Balances at beginning of period at Jun. 30, 2016			(3,283)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				6,373
Other comprehensive income (loss)				268
Balances at end of period at Sep. 30, 2016			(3,015)	250,902
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle				1,247
Balances at beginning of period at Dec. 31, 2016	$ 323,745	$ (65,657)	(9,108)	248,980
Balance at beginning of period, as adjusted at Dec. 31, 2016			(8,808)	249,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				18,764
Cash dividends declared				(6,400)
Repurchase of common stock				0
Issuance of common stock				57
Share based compensation				1,342
Share based compensation withholding obligation				(536)
Other comprehensive income (loss)				5,151
Balances at end of period at Sep. 30, 2017			(3,657)	267,710
Balances at beginning of period at Jun. 30, 2017			(3,812)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				6,859
Other comprehensive income (loss)				155
Balances at end of period at Sep. 30, 2017			(3,657)	267,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle			$ 300	$ 352